Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	US GLOBAL INVESTORS FUNDS
Entity Central Index Key	0000101507
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 31, 2020
Document Effective Date	Mar. 31, 2020
Prospectus Date	May 01, 2019